Shareholder Report, Holdings (Details) - C000247041	Dec. 31, 2024
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	5.90%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.00%
11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	3.30%
532457108 | Eli Lilly & Company
Holdings [Line Items]
Percent of Net Asset Value	3.20%
92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
57636Q104 | Mastercard, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
742718109 | Procter & Gamble Company (The)
Holdings [Line Items]
Percent of Net Asset Value	2.40%
GOOGLC195_20250121_S_SXMEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
02079K305Communications
Holdings [Line Items]
Percent of Net Asset Value	5.90%
12503M108Financials
Holdings [Line Items]
Percent of Net Asset Value	7.20%
988498101Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
427866108Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.40%
98978V103Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.70%
032095101Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
192446102Technology
Holdings [Line Items]
Percent of Net Asset Value	36.90%